As filed with the Securities and Exchange Commission on November 9, 2015

1933 Act Registration No. 333-174926

1940 Act Registration No. 811-22549

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 264	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 266	☒

(Check appropriate box or boxes.)

Northern Lights Fund Trust II

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street

Omaha, NE 68130

Attention: Brian Nielsen, Esq.

 (Address of Principal Executive Offices)(Zip Code)

(402) 895-1600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With a copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, D.C. 20004 (202) 239-3346	James Ash, Esq. Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2619

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
(x)	on November 13, 2015, pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a) (1)
on (date), pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date) pursuant to paragraph (a) (2)

If appropriate, check the following box:

(x)	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 264 to the Trust’s Registration Statement is being filed pursuant to Rule 485 (b)(1)(iii) for the sole purpose of designating November 13, 2015 as the new effective date upon which the Trust’s Post-Effective Amendment No. 247 shall become effective.

Post-Effective Amendment No. 264 was filed on November 9, 2015 for the sole purpose of designating November 13, 2015 as the new effective date upon which Post-Effective Amendment No. 247 would become effective. Post-Effective Amendment No. 247 to the Trust’s Registration Statement relates to the FFI Diversified US Equity Portfolio. Parts A, B and C of Registrant’s Post-Effective Amendment No. 247 under the Securities Act of 1933 and Amendment No. 249 under the Investment Company Act of 1940 filed on August 26, 2015 are incorporated herein by reference.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 264 to its Registration Statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Hauppauge, State of New York, on November 9, 2015.

NORTHERN LIGHTS FUND TRUST II

By: __________________________

      Kevin Wolf*

     President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Brian Nielsen*	_________________________ Trustee & Chairman	November 9, 2015
Thomas Sarkany*	_________________________ Trustee	November 9, 2015
Anthony Lewis*	_________________________ Trustee	November 9, 2015
Keith Rhoades*	_________________________ Trustee	November 9, 2015
Randy Skalla*	_________________________ Trustee	November 9, 2015
Kevin Wolf*	_________________________ President and Principal Executive Officer	November 9, 2015
Erik Naviloff*	_________________________ Treasurer and Principal Financial Officer	November 9, 2015

*By:  /s/____James Ash___________________

James Ash

*Attorney-in-Fact – pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 2 (filed August 3, 2011) and Post-Effective Amendment No. 14 (filed November 2, 2011) and Post-Effective Amendment No. 92 (filed January 30, 2013) each to Registrant’s Registration Statement on Form N-1A.